Inventories - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Inventory [Line Items]
Write-down of inventories to fair market value	$ 804,256	$ 867,312	$ 932,848
Discontinued Operations [Member]
Inventory [Line Items]
Write-down of inventories to fair market value	$ 0	$ 0	$ 548,293